ASSET RETIREMENT OBLIGATION - Schedule of Asset Retirement Obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Asset Retirement Obligation [Abstract]
Asset retirement obligation, beginning of year	$ 140,397	$ 158,914	$ 188,228
Change in obligation	(47,054)	(18,517)	(29,314)
Accretion expense	0	0	0
Asset retirement obligation, end of year	$ 93,343	$ 140,397	$ 158,914